Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 97.07%
Argentina: 0.10%
MercadoLibre Incorporated (Consumer discretionary, Internet & direct marketing retail)†	54	$ 96,094
Australia: 2.21%
AGL Energy Limited (Utilities, Multi-utilities)	8,500	74,303
Beach Petroleum Limited (Energy, Oil, gas & consumable fuels)	85,000	105,726
Fortescue Metals Group Limited (Materials, Metals & mining)	19,500	321,199
Harvey Norman Holdings Limited (Consumer discretionary, Multiline retail)	50,600	204,934
Lendlease Corporation Limited (Real estate, Real estate management & development)	6,000	54,703
Metcash Limited (Consumer staples, Food & staples retailing)	28,500	74,226
Mineral Resources Limited (Materials, Metals & mining)	2,800	72,928
Qantas Airways Limited (Industrials, Airlines)†	300,428	1,027,939
Rio Tinto Limited (Materials, Metals & mining)	1,800	150,658
		2,086,616
Austria: 0.21%
OMV AG (Energy, Oil, gas & consumable fuels)	4,800	201,417
Belgium: 0.60%
UCB SA (Health care, Pharmaceuticals)	5,511	570,676
Brazil: 1.13%
Azul SA (Industrials, Industrial conglomerates)†	18,900	139,348
Banco do Brasil SA (Financials, Banks)	130,000	804,511
Companhia de Saneamento de Minas Gerais SA (Utilities, Water utilities)	15,900	45,072
JBS SA (Consumer staples, Food products)	18,600	82,200
		1,071,131
Canada: 2.71%
Canadian Pacific Railway Limited (Industrials, Road & rail)	1,500	503,977
Home Capital Group Incorporated (Financials, Thrifts & mortgage finance)†	22,400	528,666
Kinaxis Incorporated (Information technology, Software)†	400	55,526
Loblaw Companies Limited (Consumer staples, Food & staples retailing)	3,800	183,500
Lundin Mining Corporation (Materials, Metals & mining)	97,635	870,412
Magna International Incorporated (Consumer discretionary, Auto components)	6,000	422,569
		2,564,650
Chile: 0.12%
Enel Americas SA (Utilities, Electric utilities)	730,900	109,922
China: 5.76%
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail)†	4,162	1,056,440
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail)†	10,856	344,510
China International Capital Corporation Limited H Shares (Financials, Capital markets)144A†	108,400	282,620
See accompanying notes to portfolio of investments

Wells Fargo Diversified International Fund  |  1

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
China: (continued)
China Petroleum & Chemical Corporation H Shares (Energy, Oil, gas & consumable fuels)	218,000	$ 103,241
China Resources Cement Holdings Limited (Materials, Construction materials)	168,000	185,189
Dongfeng Motor Group Company Limited H Shares (Consumer discretionary, Automobiles)	106,000	104,414
HollySys Automation Technologies Limited (Information technology, Electronic equipment, instruments & components)	20,976	291,986
Kuaishou Technology (Communication services, Media)†	1,100	16,480
Midea Group Company Limited Class A (Consumer discretionary, Household durables)	42,200	627,160
Nine Dragons Paper Holdings Limited (Materials, Paper & forest products)	104,000	160,213
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	103,500	75,183
RLX Technology Incorporated (Consumer staples, Tobacco)†	2,487	55,958
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health care, Health care providers & services)	221,200	382,343
Tencent Holdings Limited (Communication services, Interactive media & services)	9,500	846,481
Topsports International Holdings Limited (Consumer discretionary, Specialty retail)144A	473,000	766,479
WH Group Limited (Consumer staples, Food products)144A	135,500	109,803
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer staples, Beverages)	23,400	45,804
		5,454,304
Denmark: 2.90%
Ascendis Pharma AS ADR (Health care, Biotechnology)†	2,919	438,288
Danske Bank AS (Financials, Banks)†	60,425	1,028,668
DSV Panalpina AS (Industrials, Air freight & logistics)	1,953	304,717
Genmab AS (Health care, Biotechnology)†	2,244	893,436
Sydbank AS (Financials, Banks)†	4,000	83,110
		2,748,219
Finland: 0.13%
Nordea Bank AB (Financials, Banks)†	15,000	121,571
France: 6.82%
Air Liquide SA (Materials, Chemicals)	6,429	1,051,443
Amundi SA (Financials, Capital markets)144A†	3,891	289,574
Arkema SA (Materials, Chemicals)	910	100,700
AXA SA (Financials, Insurance)	9,200	203,820
BNP Paribas SA (Financials, Banks)†	8,761	420,140
Bouygues SA (Industrials, Construction & engineering)	3,400	133,388
Capgemini SE (Information technology, IT services)	1,300	187,864
Compagnie de Saint-Gobain SA (Industrials, Building products)†	24,503	1,218,073
Compagnie Generale des Etablissements Michelin SCA (Consumer discretionary, Auto components)	1,900	261,834
Credit Agricole SA (Financials, Banks)†	13,900	157,322
Engie SA (Utilities, Multi-utilities)†	5,800	90,012
Natixis SA (Financials, Capital markets)†	27,500	103,517
Sanofi SA (Health care, Pharmaceuticals)	17,192	1,616,870
Societe Generale SA (Financials, Banks)†	3,700	68,979
See accompanying notes to portfolio of investments

2  |  Wells Fargo Diversified International Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
France: (continued)
Total SA (Energy, Oil, gas & consumable fuels)	6,300	$ 265,535
Vinci SA (Industrials, Construction & engineering)	3,040	281,894
		6,450,965
Germany: 10.13%
Allianz AG (Financials, Insurance)	1,800	406,816
Aurubis AG (Materials, Metals & mining)	1,600	123,308
Bayer AG (Health care, Pharmaceuticals)	3,200	193,673
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	2,200	186,271
Brenntag AG (Industrials, Trading companies & distributors)	2,180	170,766
Daimler AG (Consumer discretionary, Automobiles)	4,100	287,960
Delivert Hero SE (Consumer discretionary, Internet & direct marketing retail)144A†	1,551	235,573
Deutsche Boerse AG (Financials, Capital markets)	8,075	1,296,465
Deutsche Post AG (Industrials, Air freight & logistics)	7,300	360,584
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	50,696	901,504
Fresenius SE & Company KGaA (Health care, Health care providers & services)	3,600	160,318
Metro AG (Consumer staples, Food & staples retailing)	20,829	243,519
MTU Aero Engines AG (Industrials, Aerospace & defense)†	1,363	316,262
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	3,328	882,446
Rheinmetall AG (Industrials, Industrial conglomerates)	9,496	1,002,695
Siemens AG (Industrials, Industrial conglomerates)	8,075	1,251,142
Siemens Energy AG (Industrials, Electrical equipment)†	14,618	542,479
Symrise AG (Materials, Chemicals)	1,707	212,425
United Internet AG (Communication services, Diversified telecommunication services)	3,600	156,224
Volkswagen AG (Consumer discretionary, Automobiles)	1,400	295,443
Volkswagen AG ADR (Consumer discretionary, Automobiles)	1,930	364,868
		9,590,741
Hong Kong: 3.89%
AIA Group Limited (Financials, Insurance)	105,800	1,275,604
CK Hutchison Holdings Limited (Industrials, Industrial conglomerates)	22,300	153,893
Kingboard Laminates Holdings Limited (Information technology, Electronic equipment, instruments & components)	129,500	207,978
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods)144A†	515,400	741,103
Sinotruk Hong Kong Limited (Industrials, Machinery)	59,500	185,381
Skyworth Digital Holdings Limited (Consumer discretionary, Household durables)†	143,588	41,876
Xinyi Glass Holdings Limited (Consumer discretionary, Auto components)	408,000	986,942
Yue Yuen Industrial Holdings Limited (Consumer discretionary, Textiles, apparel & luxury goods)	42,000	91,364
		3,684,141
Hungary: 0.10%
Richter Gedeon (Health care, Pharmaceuticals)	3,500	98,593
See accompanying notes to portfolio of investments

Wells Fargo Diversified International Fund  |  3

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
India: 0.38%
Reliance Industries Limited (Energy, Oil, gas & consumable fuels)	14,228	$ 358,060
Ireland: 4.71%
Accenture plc Class A (Information technology, IT services)	2,764	668,667
Aon plc Class A (Financials, Insurance)	4,459	905,623
C&C Group plc (Consumer staples, Beverages)†	12,300	38,803
CRH plc (Materials, Construction materials)	10,526	431,932
Greencore Group plc (Consumer staples, Food products)†	326,551	518,761
Linde plc (Materials, Chemicals)	5,157	1,259,229
Smurfit Kappa Group plc (Materials, Containers & packaging)	4,300	207,061
Willis Towers Watson plc (Financials, Insurance)	2,131	432,465
		4,462,541
Israel: 1.72%
Check Point Software Technologies Limited (Information technology, Software)†	3,882	495,887
Nice Systems Limited ADR (Information technology, Software)†	4,342	1,134,478
		1,630,365
Italy: 1.21%
A2A SpA (Utilities, Multi-utilities)	104,600	169,617
Enel SpA (Utilities, Electric utilities)	20,100	199,352
Leonardo SpA (Industrials, Aerospace & defense)	9,300	64,436
Mediobanca SpA (Financials, Banks)†	23,400	208,243
Prysmian SpA (Industrials, Electrical equipment)	15,739	507,017
		1,148,665
Japan: 12.75%
Adeka Corporation (Materials, Chemicals)	8,200	137,162
Alps Electric Company Limited (Information technology, Electronic equipment, instruments & components)	54,700	730,991
Astellas Pharma Incorporated (Health care, Pharmaceuticals)	26,400	428,526
Brother Industries Limited (Information technology, Technology hardware, storage & peripherals)	10,600	236,365
Daiwa House Industry Company Limited (Real estate, Real estate management & development)	3,900	110,568
Daiwa Securities Group Incorporated (Financials, Capital markets)	189,200	900,486
Denka Company Limited (Materials, Chemicals)	6,300	239,932
DIC Incorporated (Materials, Chemicals)	5,300	129,762
Hitachi Limited (Information technology, Electronic equipment, instruments & components)	26,600	1,095,794
Honda Motor Company Limited (Consumer discretionary, Automobiles)	8,500	224,457
Hoya Corporation (Health care, Health care equipment & supplies)	3,334	426,598
Isuzu Motors Limited (Consumer discretionary, Automobiles)	16,500	157,787
Itochu Corporation (Industrials, Trading companies & distributors)	12,900	369,443
Japan Airlines Company Limited (Industrials, Airlines)†	6,300	112,454
Kaken Pharmaceutical Company Limited (Health care, Pharmaceuticals)	700	27,472
KDDI Corporation (Communication services, Wireless telecommunication services)	18,500	543,765
See accompanying notes to portfolio of investments

4  |  Wells Fargo Diversified International Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Japan: (continued)
Marubeni Corporation (Industrials, Trading companies & distributors)	30,300	$ 201,323
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	6,100	139,574
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	272,600	1,231,001
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified financial services)	37,300	182,516
Mitsui Chemicals Incorporated (Materials, Chemicals)	9,500	272,220
Mizuho Financial Group Incorporated (Financials, Banks)	17,160	226,209
Nihon Unisys Limited (Information technology, Software)	2,200	83,485
Nippon Telegraph & Telephone Corporation (Communication services, Diversified telecommunication services)	23,700	592,353
Nomura Holdings Incorporated (Financials, Capital markets)	31,200	165,081
ORIX Corporation (Financials, Diversified financial services)	16,500	264,757
Resona Holdings Incorporated (Financials, Banks)	62,600	217,308
Sawai Pharmaceutical Company Limited (Health care, Pharmaceuticals)	2,100	95,997
Sojitz Corporation (Industrials, Trading companies & distributors)	77,400	179,175
Sompo Holdings Incorporated (Financials, Insurance)	3,200	127,783
Sony Corporation (Consumer discretionary, Household durables)	5,100	488,134
Sumitomo Heavy Industries Limited (Industrials, Machinery)	6,000	166,965
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	8,000	248,547
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	23,100	812,418
Teijin Limited (Materials, Chemicals)	5,700	104,278
The Yokohama Rubber Company Limited (Consumer discretionary, Auto components)	7,600	119,703
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	7,360	129,280
UBE Industries Limited (Materials, Chemicals)	7,900	150,072
		12,069,741
Luxembourg: 0.70%
ArcelorMittal (Materials, Metals & mining)†	27,530	602,888
InPost SA (Industrials, Industrial conglomerates)†	2,351	56,490
		659,378
Mexico: 0.16%
Fresnillo plc (Materials, Metals & mining)	10,911	147,022
Netherlands: 5.81%
Aegon NV (Financials, Insurance)	23,200	96,193
Argenx SE (Health care, Biotechnology)†	1,115	326,717
ING Groep NV (Financials, Banks)†	11,200	99,583
Koninklijke Ahold Delhaize NV (Consumer staples, Food & staples retailing)	13,600	390,382
Koninklijke DSM NV (Materials, Chemicals)	5,086	889,100
Koninklijke Philips NV (Health care, Health care equipment & supplies)†	16,129	879,178
NN Group NV (Financials, Insurance)	23,600	982,976
NXP Semiconductors NV (Information technology, Semiconductors & semiconductor equipment)	2,292	367,797
OCI NV (Materials, Chemicals)†	37,007	767,800
See accompanying notes to portfolio of investments

Wells Fargo Diversified International Fund  |  5

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Netherlands: (continued)
Prosus NV (Consumer discretionary, Internet & direct marketing retail)	3,839	$ 448,514
Signify NV (Industrials, Electrical equipment)144A†	5,300	252,895
		5,501,135
Norway: 1.27%
Adevinta ASA (Communication services, Interactive media & services)†	1,755	26,040
Den Norske Bank ASA (Financials, Banks)†	60,461	1,177,082
		1,203,122
Portugal: 0.41%
Energias de Portugal SA (Utilities, Electric utilities)	62,457	392,010
Russia: 1.80%
Gazprom Neft ADR (Energy, Oil, gas & consumable fuels)	4,800	96,937
LUKOIL PJSC ADR (Energy, Oil, gas & consumable fuels)	4,200	300,006
MMC Norilsk Nickel PJSC ADR (Materials, Metals & mining)	9,669	310,436
Mobile TeleSystems PJSC ADR (Communication services, Wireless telecommunication services)	110,567	995,103
		1,702,482
Singapore: 0.26%
DBS Group Holdings Limited (Financials, Banks)	6,400	120,686
United Overseas Bank Limited (Financials, Banks)	7,200	126,503
		247,189
South Africa: 0.14%
Absa Group Limited (Financials, Banks)	12,600	94,486
Imperial Holdings Limited (Consumer discretionary, Distributors)	5,500	15,455
Motus Holdings Limited (Consumer discretionary, Specialty retail)†	5,500	22,389
		132,330
South Korea: 4.05%
BNK Financial Group Incorporated (Financials, Banks)	1,018	5,000
Coway Company Limited (Consumer discretionary, Household durables)†	4,645	288,476
Hana Financial Group Incorporated (Financials, Banks)	22,209	647,490
Hyundai Greenfood Company Limited (Consumer staples, Food & staples retailing)	14,600	114,227
Industrial Bank of Korea (Financials, Banks)	12,900	90,183
JB Financial Group Company Limited (Financials, Banks)	1,964	9,093
KT&G Corporation (Consumer staples, Tobacco)	2,300	164,557
LG Uplus Corporation (Communication services, Diversified telecommunication services)	9,600	102,413
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	10,157	742,547
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals)144A	561	1,030,416
See accompanying notes to portfolio of investments

6  |  Wells Fargo Diversified International Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
South Korea: (continued)
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	2,554	$ 556,999
Woori Financial Group Incorporated (Financials, Banks)	9,800	77,106
		3,828,507
Spain: 0.55%
Banco Santander Central Hispano SA (Financials, Banks)†	30,782	89,850
Enagás SA (Utilities, Gas utilities)	5,600	123,371
Faes Farma SA (Health care, Pharmaceuticals)	25,800	115,008
International Consolidated Airlines Group SA (Industrials, Airlines)†	17,900	34,783
Repsol SA (Energy, Oil, gas & consumable fuels)	16,200	159,144
		522,156
Sweden: 1.57%
Boliden AB (Materials, Metals & mining)	6,700	219,538
Ericsson LM Class B (Information technology, Communications equipment)	24,446	307,810
Sandvik AB (Industrials, Machinery)†	16,123	401,545
Securitas AB Class B (Industrials, Commercial services & supplies)	8,500	130,973
Volvo AB Class B (Industrials, Machinery)†	17,100	421,321
		1,481,187
Switzerland: 7.60%
Adecco SA (Industrials, Professional services)	3,189	199,202
Baloise Holding AG (Financials, Insurance)	1,100	184,208
Idorsia Limited (Health care, Biotechnology)†	9,412	285,782
LafargeHolcim Limited (Materials, Construction materials)	25,120	1,358,382
Lonza Group AG (Health care, Life sciences tools & services)	617	394,078
Medacta Group SA (Health care, Health care equipment & supplies)144A†	1,838	209,232
Nestle SA (Consumer staples, Food products)	10,055	1,127,131
Novartis AG (Health care, Pharmaceuticals)	5,540	501,620
Roche Holding AG (Health care, Pharmaceuticals)	6,181	2,133,136
Swiss Life Holding AG (Financials, Insurance)	700	319,169
Temenos AG (Information technology, Software)	1,192	150,516
UBS Group AG (Financials, Capital markets)	10,600	152,787
Valiant Holding AG (Financials, Banks)	600	57,396
Zurich Insurance Group AG (Financials, Insurance)	300	119,954
		7,192,593
Taiwan: 1.26%
Powertech Technology Incorporated (Information technology, Semiconductors & semiconductor equipment)	51,000	176,836
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	34,000	718,535
Tripod Technology Corporation (Information technology, Electronic equipment, instruments & components)	27,000	123,454
Zhen Ding Technology Holding (Information technology, Electronic equipment, instruments & components)	42,000	170,367
		1,189,192
See accompanying notes to portfolio of investments

Wells Fargo Diversified International Fund  |  7

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Turkey: 0.21%
Coca-Cola Icecek AS (Consumer staples, Beverages)	19,900	$ 200,843
United Kingdom: 10.08%
3i Group plc (Financials, Capital markets)	15,800	239,426
Anglo American plc (Materials, Metals & mining)	11,100	365,117
AVEVA Group plc (Information technology, Software)	14,026	696,101
Aviva plc (Financials, Insurance)	22,000	100,630
Babcock International Group plc (Industrials, Commercial services & supplies)†	2,100	6,677
BAE Systems plc (Industrials, Aerospace & defense)	56,500	356,499
Barratt Developments plc (Consumer discretionary, Household durables)†	17,200	149,793
Bellway plc (Consumer discretionary, Household durables)	4,200	157,966
Bovis Homes Group plc (Consumer discretionary, Household durables)†	9,181	105,731
British American Tobacco plc (Consumer staples, Tobacco)	5,700	207,126
BT Group plc (Communication services, Diversified telecommunication services)†	33,500	57,442
Centrica plc (Utilities, Multi-utilities)†	68,900	48,689
ConvaTec Group plc (Health care, Health care equipment & supplies)144A	200,717	550,575
Crest Nicholson Holdings plc (Consumer discretionary, Household durables)†	20,500	90,542
GlaxoSmithKline plc (Health care, Pharmaceuticals)	23,900	443,854
Imperial Tobacco Group plc (Consumer staples, Tobacco)	7,800	156,558
J Sainsbury plc (Consumer staples, Food & staples retailing)	37,300	124,571
John Wood Group plc (Energy, Energy equipment & services)†	67,776	270,748
Kingfisher plc (Consumer discretionary, Specialty retail)†	225,801	857,185
Legal & General Group plc (Financials, Insurance)	48,900	162,635
Lloyds Banking Group plc (Financials, Banks)†	134,900	60,534
Man Group plc (Financials, Capital markets)	440,978	880,332
Marks & Spencer Group plc (Consumer discretionary, Multiline retail)†	44,100	85,175
Nomad Foods Limited (Consumer staples, Food products)†	40,117	1,006,937
QinetiQ Group plc (Industrials, Aerospace & defense)	22,000	90,349
Redrow plc (Consumer discretionary, Household durables)†	23,047	165,500
Royal Dutch Shell plc Class B (Energy, Oil, gas & consumable fuels)	21,300	371,227
Sensata Technologies Holding plc (Industrials, Electrical equipment)†	9,144	498,348
Smiths Group plc (Industrials, Industrial conglomerates)	45,975	887,963
Tate & Lyle plc (Consumer staples, Food products)	15,700	147,872
Tesco plc (Consumer staples, Food & staples retailing)	60,000	196,344
		9,538,446
United States: 3.62%
Advance Auto Parts Incorporated (Consumer discretionary, Specialty retail)	3,029	451,745
Alphabet Incorporated Class A (Communication services, Interactive media & services)†	292	533,589
Alphabet Incorporated Class C (Communication services, Interactive media & services)†	117	214,782
Amazon.com Incorporated (Consumer discretionary, Internet & direct marketing retail)†	262	840,024
See accompanying notes to portfolio of investments

8  |  Wells Fargo Diversified International Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
United States: (continued)
Berry Global Group Incorporated (Materials, Containers & packaging)†	9,189	$ 453,661
Gentex Corporation (Consumer discretionary, Auto components)	28,302	935,381
		3,429,182
Total Common stocks (Cost $75,898,625)		91,885,186

	Expiration date
Participation notes: 0.84%
Ireland: 0.84%
HSBC Bank plc (Ryanair Holdings plc) ♦†	10-29-2021	45,887	796,345
Total Participation notes (Cost $713,369)			796,345

		Yield
Short-term investments: 1.34%
Investment companies: 1.34%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	1,271,119	1,271,119
Total Short-term investments (Cost $1,271,119)				1,271,119
Total investments in securities (Cost $77,883,113)	99.25%			93,952,650
Other assets and liabilities, net	0.75			709,162
Total net assets	100.00%			$94,661,812

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$784,981	$7,376,355	$(6,890,217)	$0	$0	$1,271,119	1.34%	1,271,119	$116
See accompanying notes to portfolio of investments

Wells Fargo Diversified International Fund  |  9

Portfolio of investments—January 31, 2021 (unaudited)
Forward Foreign Currency Contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
557,000 GBP	740,571 USD	Barclay Bank plc	2-18-2021	$22,661	$0
735,181 USD	557,000 GBP	Barclay Bank plc	2-18-2021	0	(28,051)
				$22,661	$(28,051)
See accompanying notes to portfolio of investments

10  |  Wells Fargo Diversified International Fund

Notes to portfolio of investments—January 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Participation notes
The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign

Wells Fargo Diversified International Fund  |  11

Notes to portfolio of investments—January 31, 2021 (unaudited)

security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

12  |  Wells Fargo Diversified International Fund

Notes to portfolio of investments—January 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Argentina	$96,094	$0	$0	$96,094
Australia	0	2,086,616	0	2,086,616
Austria	0	201,417	0	201,417
Belgium	0	570,676	0	570,676
Brazil	1,071,131	0	0	1,071,131
Canada	2,564,650	0	0	2,564,650
Chile	109,922	0	0	109,922
China	1,420,864	4,033,440	0	5,454,304
Denmark	438,288	2,309,931	0	2,748,219
Finland	0	121,571	0	121,571
France	0	6,450,965	0	6,450,965
Germany	785,998	8,804,743	0	9,590,741
Hong Kong	0	3,684,141	0	3,684,141
Hungary	0	98,593	0	98,593
India	0	358,060	0	358,060
Ireland	2,213,816	2,248,725	0	4,462,541
Israel	1,630,365	0	0	1,630,365
Italy	0	1,148,665	0	1,148,665
Japan	0	12,069,741	0	12,069,741
Luxembourg	56,490	602,888	0	659,378
Mexico	0	147,022	0	147,022
Netherlands	694,514	4,806,621	0	5,501,135
Norway	0	1,203,122	0	1,203,122
Portugal	392,010	0	0	392,010
Russia	1,295,109	407,373	0	1,702,482
Singapore	0	247,189	0	247,189
South Africa	37,844	94,486	0	132,330
South Korea	0	3,828,507	0	3,828,507
Spain	0	522,156	0	522,156
Sweden	0	1,481,187	0	1,481,187
Switzerland	209,232	6,983,361	0	7,192,593
Taiwan	0	1,189,192	0	1,189,192
Turkey	200,843	0	0	200,843
United Kingdom	2,055,860	7,482,586	0	9,538,446
United States	3,429,182	0	0	3,429,182
Participation notes	0	796,345	0	796,345
Short-term investments
Investment companies	1,271,119	0	0	1,271,119
	19,973,331	73,979,319	0	93,952,650
Forward foreign currency contracts	0	22,661	0	22,661
Total assets	$19,973,331	$74,001,980	$0	$93,975,311
Liabilitites
Forward foreign currency contracts	$0	$28,051	$0	$28,051
Total liabilities	$0	$28,051	$0	$28,051

Wells Fargo Diversified International Fund  |  13

Notes to portfolio of investments—January 31, 2021 (unaudited)

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.

14  |  Wells Fargo Diversified International Fund